Operating Lease Obligations (Tables)	12 Months Ended
Dec. 30, 2016
Operating Lease Obligations
Schedule of future minimum lease payments

($ in thousands)	Lease Payments
2017	$82,242
2018	73,089
2019	61,931
2020	50,095
2021	42,437
Thereafter	230,802
Total future minimum lease payments	$540,596